Inventories - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventory [Line Items]
Balance at beginning of period	€ 9,431
Balance at end of period	9,996	€ 9,431
Cost
Disclosure Of Inventory [Line Items]
Balance at beginning of period	10,593
Balance at end of period	11,176	10,593
Accumulated impairment
Disclosure Of Inventory [Line Items]
Balance at beginning of period	(1,162)	(1,435)
Additions	886	945
Reversal	(611)	(657)
Use of provision	317	576
Effect of translation	60	15
Balance at end of period	€ (1,180)	€ (1,162)